UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter           Providence, Rhode Island   May 14, 2002
  ---------------------         ------------------------   ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total:           $138,947


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
ALLIED WASTE INDS INC     COM PAR  019589308      1,429     109,900   SH             SOLE                 109,900
                          $.01 NEW
BAY VIEW CAP CORP DEL     COM      07262L101      2,235     326,797   SH             SOLE                 326,797
BOCA RESORTS INC          CL A     09688T106     16,665   1,287,850   SH             SOLE               1,287,850
CIGNA CORP                COM      125509109     31,357     309,272   SH             SOLE                 309,272
CHAMPIONSHIP AUTO RACING  COM      158711101      5,830     413,200   SH             SOLE                 413,200
  TEAM
CINERGY CORP              COM      172474108        509      14,250   SH             SOLE                  14,250
CITIZENS COMMUNICATIONS   COM      17453B101     16,572   1,541,580   SH             SOLE               1,541,580
  CO
CRONOS GROUP N V          ORD      L20708100      5,964   1,529,136   SH             SOLE               1,529,136
DELPHI FINL GROUP INC     CL A     247131105     11,532     294,100   SH             SOLE                 294,100
F M C CORP                COM NEW  302491303     17,694     422,100   SH             SOLE                 422,100
HEAD N V                  NY       422070102      3,101     942,666   SH             SOLE                 942,666
                          REGISTRY
                          SH
IDT CORP                  CL B     448947309      5,826     330,067   SH             SOLE                 330,067
INDUSTRIE NATUZZI SPA     ADR      456478106      9,909     671,792   SH             SOLE                 671,792
MAXXAM INC                COM      577913106      2,176     164,250   SH             SOLE                 164,250
MEDQUIST INC              COM      584949101      4,812     160,400   SH             SOLE                 160,400
STAGE STORES INC          COM NEW  85254C305      3,336     125,412   SH             SOLE                 125,412
